Segmented information	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Segmented Information

Note 10. Segmented Information

Revenue

The Company operates in one reportable business segment, the business of marketing games and entertainment based on the game of bingo through its Internet portal, bingo.com, supported mainly by the revenue generated from the deposits received for the games for money and selling advertising on the website. The revenue for the quarter ended June 30, 2011 and 2010, has been derived primarily from the revenue generated from the deposits received for the games for money.

Equipment

The Company's equipment is located as follows:

Net Book Value	June 30, 2011	December 31, 2010

Anguilla	$1,635	$1,963
Canada	10,142	17,012
United Kingdom	2,120	2,544
United States of America	4,311	5,284
	$18,208	$26,803